INVENTORIES (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of INVENTORIES [Line Items]
Raw materials	¥ 4,919	¥ 6,281
Work in progress	1,040	1,040
Finished goods	128,155	151,630
Inventories	27,364	52,201
Inventory gross
Disclosure Of INVENTORIES [Line Items]
Inventories	134,114	158,951
Impairment provision
Disclosure Of INVENTORIES [Line Items]
Inventories	¥ (106,750)	¥ (106,750)